Earnings per share (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Earnings Per Share

$ millions, except per share amounts, for the year ended October 31	2025	2024
Basic EPS
Net income attributable to equity shareholders	$8,429	$7,115
Less: Preferred share dividends and distributions on other equity instruments	364	263
Net income attributable to common shareholders	8,065	6,852
Weighted-average common shares outstanding (thousands)	935,374	939,352
Basic EPS	$8.62	$7.29
Diluted EPS
Net income attributable to common shareholders	$8,065	$6,852
Weighted-average common shares outstanding (thousands)	935,374	939,352
Add: Stock options potentially exercisable (1) (thousands)	5,301	2,360
Weighted-average diluted common shares outstanding (thousands)	940,675	941,712
Diluted EPS	$8.57	$7.28

(1)
Excludes average options outstanding of

nil (2024: 2,551,540) with a weighted-average exercise price of nil (2024: $70.05) for the year ended October 31, 2025, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.